Average Annual Total Returns{- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2060 Fund	Fidelity Advisor Freedom Blend 2060 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2060 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	9.26%	11.20%	[1]	6.86%	9.62%	[1]	6.38%	8.38%	[1]	11.60%	11.71%	[1]	14.09%	12.34%	[1]	16.28%	13.50%	[1]	16.38%	13.62%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018